UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-5430

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      184,471
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs              COM            002824100      793   12,300 SH       SOLE                 12,300      0    0
American Tower Corp      COM            029912201    5,845   83,620 SH       SOLE                 83,620      0    0
Amgen Incorporated       COM            031162100      224    3,080 SH       SOLE                  3,080      0    0
Apple Computer           COM            037833100   14,667   25,115 SH       SOLE                 25,115      0    0
Arch Capital             ORD            G0450A105   10,500  264,575 SH       SOLE                264,575      0    0
BERKSHIRE HATHAWAY I     CL B           084670702   14,265  171,192 SH       SOLE                171,192      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108    5,706  436,631 SH       SOLE                436,631      0    0
Chevrontexaco Corp       COM            166764100      350    3,321 SH       SOLE                  3,321      0    0
Crown Castle Intl Cor    COM            228227104      299    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc       COM            228368106   12,224  354,436 SH       SOLE                354,436      0    0
Ensco International Inc. COM            29358Q109      267    5,675 SH       SOLE                  5,675      0    0
Enstar Group             COM            29358R107    4,078   41,220 SH       SOLE                 41,220      0    0
Exxon Mobil Corp         COM            30231G102    1,536   17,950 SH       SOLE                 17,950      0    0
Goldman Sachs Group      COM            38141G104    6,792   70,855 SH       SOLE                 70,855      0    0
Google Inc               COM            38259P508    8,435   14,541 SH       SOLE                 14,541      0    0
International Business   COM            459200101      215    1,098 SH       SOLE                  1,098      0    0
Johnson & Johnson Co     COM            478160104      660    9,776 SH       SOLE                  9,776      0    0
Legacy Reserves Lp       INT LP INT     524707304    5,647  225,800 SH       SOLE                225,800      0    0
Minnesota Mining and     COM            88579Y101      287    3,200 SH       SOLE                  3,200      0    0
Oracle Corp              COM            68389X105    7,386  248,671 SH       SOLE                248,671      0    0
Pepsico Inc              COM            713448108   13,660  193,327 SH       SOLE                193,327      0    0
Plains All American      COM            726503105    7,592   93,950 SH       SOLE                 93,950      0    0
Procter & Gamble Co      COM            742718109    8,013  130,825 SH       SOLE                130,825      0    0
Qualcomm                 COM            747525103    6,608  118,675 SH       SOLE                118,675      0    0
Republic Services In     COM            760759100    4,959  187,397 SH       SOLE                187,397      0    0
Retail Oppty Ivenstm     COM            76131N101    6,599  547,209 SH       SOLE                547,209      0    0
Schlumberger             COM            806857108    8,724  134,405 SH       SOLE                134,405      0    0
Tyco Intl. LTD New       SHS            H89128104   12,200  230,845 SH       SOLE                230,845      0    0
Union Pacific Corp       COM            907818108    5,373   45,030 SH       SOLE                 45,030      0    0
Wells Fargo & Co. Ne     COM            949746101   10,567  316,001 SH       SOLE                316,001      0    0


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